SUBSIDIARY PUBLIC ISSUERS (Tables)	12 Months Ended
Dec. 31, 2018
Separate Financial Statements [Abstract]
Condensed Income Statement

(US$ Millions)	Brookfield Property Partners L.P.	BOP Split Corp.	BPO	Brookfield Property Preferred Equity Inc.	Brookfield Property Finance ULC	Holding Entities(2)	Additional holding entities and eliminations(3)	Consolidating Adjustments(4)	Brookfield Property Partners L.P. consolidated
Year ended December 31, 2018
Revenue	$—	$27	$166	$—	$8	$1,192	$167	$5,679	$7,239
Net income attributable to unitholders(1)	767	417	(1,419)	—	—	1,978	(34)	269	1,978

Year ended December 31, 2017
Revenue	$—	$—	$197	$—	$—	$1,518	$—	$4,420	$6,135
Net income attributable to unitholders(1)	138	(409)	(763)	—	—	375	17	1,017	375

Year ended December 31, 2016
Revenue	$—	$—	$201	$—	$—	$477	$—	$4,674	$5,352
Net income attributable to unitholders(1)	671	94	416	—	—	1,793	—	(1,181)	1,793

(1)	Includes net income attributable to LP Units, GP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, Exchange LP Units and BPR Units.

(2)	Includes the operating partnership, Brookfield BPY Holdings Inc., Brookfield BPY Retail Holdings II Inc., BPY Bermuda Holdings Limited, and BPY Bermuda Holdings II Limited.

(3)
Includes BPY Bermuda Holdings IV Limited, BPY Bermuda Holdings V Limited and BPY Bermuda Holdings VI Limited, which serve as guarantors for BPO but not BOP Split, net of intercompany balances and transactions with other holding entities

(4)	Includes elimination of intercompany transactions and balances necessary to present the partnership on a consolidated basis.

Condensed Balance Sheet

(US$ Millions)	Brookfield Property Partners L.P.	BOP Split Corp.	BPO	Brookfield Property Preferred Equity Inc.	Brookfield Property Finance ULC	Holding Entities(2)	Additional holding entities and eliminations(3)	Consolidating Adjustments(4)	Brookfield Property Partners L.P. consolidated
As of Dec. 31, 2018
Current assets	$—	$52	$151	$—	$596	$6,144	$330	$(1,163)	$6,110
Non-current assets	13,273	11,748	20,359	—	—	30,277	1,775	37,974	115,406
Assets held for sale	—	—	—	—	—	—	—	1,004	1,004
Current liabilities	—	2,806	678	—	593	5,731	1,834	(1,499)	10,143
Non-current liabilities	—	3,053	4,738	—	—	2,406	5	55,272	65,474
Liabilities associated with assets held for sale	—	—	—	—	—	—	—	163	163
Equity attributable to interests of others in operating subsidiaries and properties	—	—	2,284	—	—	—	—	16,172	18,456
Equity attributable to unitholders(1)	$13,273	$5,941	$12,810	$—	$3	$28,284	$266	$(32,293)	$28,284

As of Dec. 31, 2017
Current assets	$—	$93	$91	$—	$—	$3,019	$24	$(748)	$2,479
Non-current assets	8,190	13,310	21,234	—	—	28,194	1,532	7,975	80,435
Assets held for sale	—	—	—	—	—	—	—	1,433	1,433
Current liabilities	—	544	5,518	—	—	1,186	845	2,420	10,513
Non-current liabilities	—	4,695	1,726	—	—	7,841	743	22,389	37,394
Liabilities associated with assets held for sale	—	—	—	—	—	—	—	1,316	1,316
Equity attributable to interests of others in operating subsidiaries and properties	—	—	2,284	—	—	—	—	10,654	12,938
Equity attributable to unitholders(1)	$8,190	$8,164	$11,797	$—	$—	$22,186	$(32)	$(28,119)	$22,186

(1)	Includes net income attributable to LP Units, GP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, Exchange LP Units and BPR Units.

(2)	Includes the operating partnership, Brookfield BPY Holdings Inc., Brookfield BPY Retail Holdings II Inc., BPY Bermuda Holdings Limited, and BPY Bermuda Holdings II Limited.

(3)
Includes BPY Bermuda Holdings IV Limited, BPY Bermuda Holdings V Limited and BPY Bermuda Holdings VI Limited, which serve as guarantors for BPO but not BOP Split, net of intercompany balances and transactions with other holding entities

(4)	Includes elimination of intercompany transactions and balances necessary to present the partnership on a consolidated basis.